Note 13 - Net Loss Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	Three Months Ended March 31,
	2016	2015
Stock options	253,777	198,670
Warrants	142,500	142,500
Total	396,277	341,170

	Years Ended December 31,
	2015	2014	2013
Stock options	217,002	199,885	202,751
Warrants	142,500	142,500	22,500
Total	359,502	342,385	225,251